Related Party Transactions - Schedule of Related Parties Transactions or Balances (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Xiao Feng Yang [Member]
Related Party Transaction [Line Items]
Relationship with the Company			Chairman of the Board
Raymond Ming Hui Lin [Member]
Related Party Transaction [Line Items]
Relationship with the Company			CEO of the Company
EMIT [Member]
Related Party Transaction [Line Items]
Relationship with the Company			Equity investee of the Company
a) Consulting services provided to related parties
Consulting services provided to related parties				$ 158
b) Services provided by related parties
Services provided by related parties				221,584
d) Repayment of loans from related parties
Repayment of loans from related parties				204,211
e) Interest income received from related parties
Interest income received from related parties				3,704
Beijing Bright Technology Co., Ltd (“Beijing Bright”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company			Noncontrolling interest shareholder of JAJI China
UniDev [Member]
Related Party Transaction [Line Items]
Relationship with the Company			Equity investee of the Company
Due to related parties:
Due to related parties		2,779
b) Services provided by related parties
Services provided by related parties		35,396	165,676	269,966
c) Loans provided to related parties
Loans provided to related parties			55,365	143,810
d) Repayment of loans from related parties
Repayment of loans from related parties			193,777
e) Interest income received from related parties
Interest income received from related parties			$ 8,549	6,342
Fuson Group [Member]
Related Party Transaction [Line Items]
Relationship with the Company			Equity investee of the Company
Due from related parties, current:
Due from related parties, current:	[1]	4,752,065	$ 3,626,732
Due from related parties, non-current:
Due from related parties, non-current:	[2]	2,069,730	2,505,839
Due to related parties:
Due to related parties		14,917	14,774
a) Consulting services provided to related parties
Consulting services provided to related parties		116,760	87,172	57,418
b) Services provided by related parties
Services provided by related parties		13,758	18,894
c) Loans provided to related parties
Loans provided to related parties		2,984,351	6,043,329	130,402
d) Repayment of loans from related parties
Repayment of loans from related parties		2,936,754	194,897
e) Interest income received from related parties
Interest income received from related parties		293,103	14,481	1,518
f) Rental income from related party
Rental income from related party		59,241	59,016	10,718
g) Other revenue from related party
Other revenue from related party		134,933	$ 61,244
MCT [Member]
Related Party Transaction [Line Items]
Relationship with the Company			Noncontrolling interest shareholder of MSCT
Due to related parties:
Due to related parties		4,188	$ 5,456
Provision [Member]
Due from related parties, current:
Less: allowance for credit losses		(253,700)	(94,247)
Due from related parties, non-current:
Less: allowance for credit losses		(123,770)	(131,541)
Related Party [Member]
Due from related parties, current:
Due from related parties, current:		4,374,595	3,559,109
Due from related parties, non-current:
Due from related parties, non-current:		1,945,960	2,374,298
Due to related parties:
Due to related parties		21,884	20,230
a) Consulting services provided to related parties
Consulting services provided to related parties		116,760	87,172	57,576
b) Services provided by related parties
Services provided by related parties		53,984	184,570	590,758
c) Loans provided to related parties
Loans provided to related parties		2,984,351	6,513,930	274,212
d) Repayment of loans from related parties
Repayment of loans from related parties		2,936,754	803,910	204,211
e) Interest income received from related parties
Interest income received from related parties		293,103	25,937	11,564
Beijing Bright [Member]
b) Services provided by related parties
Services provided by related parties		4,830		99,208
c) Loans provided to related parties
Loans provided to related parties			415,236
d) Repayment of loans from related parties
Repayment of loans from related parties			415,236
e) Interest income received from related parties
Interest income received from related parties			$ 2,907

[1]	The balances represent loans due from Fuson Group which should be paid within one year. The interest rates for the loans ranged from 4.0% to 4.10% and 2.90% to 5.35% as of June 30, 2025 and 2024, respectively.
[2]	The balance represents loans due from Fuson Group with 6.50% interest rate, which should be paid within 42 months.